Award Timing Disclosure	Apr. 19, 2024 USD ($) shares $ / shares Rate
David Peacock [Member]
Awards Close in Time to MNPI Disclosures
Name	David Peacock
Underlying Securities | shares	1,450,549
Exercise Price | $ / shares	$ 4.33
Fair Value as of Grant Date | $	$ 2,640,000
Underlying Security Market Price Change | Rate	64.00%
Christopher Growe [Member]
Awards Close in Time to MNPI Disclosures
Name	Christopher Growe
Underlying Securities | shares	263,736
Exercise Price | $ / shares	$ 4.33
Fair Value as of Grant Date | $	$ 480,000
Underlying Security Market Price Change | Rate	64.00%
Jack Pestello [Member]
Awards Close in Time to MNPI Disclosures
Name	Jack Pestello
Underlying Securities | shares	220,219
Exercise Price | $ / shares	$ 4.33
Fair Value as of Grant Date | $	$ 400,800
Underlying Security Market Price Change | Rate	64.00%
Michael Taylor [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares	219,780
Exercise Price | $ / shares	$ 4.33
Fair Value as of Grant Date | $	$ 400,000
Underlying Security Market Price Change | Rate	64.00%
Andrea Young [Member]
Awards Close in Time to MNPI Disclosures
Name	Andrea Young
Underlying Securities | shares	219,780
Exercise Price | $ / shares	$ 4.33
Fair Value as of Grant Date | $	$ 400,000
Underlying Security Market Price Change | Rate	64.00%